FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
Fair Value Measurement
FAIR VALUE MEASUREMENT

22. FAIR VALUE MEASUREMENT

ASC 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured or disclosed at fair value

In accordance with ASC 820-10, the Group measures available-for-sale securities, payable for contingent consideration and redemption right liabilities at fair value on a recurring basis. The fair value of the available-for-sale equity securities are measured based on the market price in an active market. The available-for-sale debt securities are classified within Level 3 as the fair value is measured based on business enterprise value allocation method and probability expected return method. The contingent consideration for the acquisition of Photo Grid Business, Online Lottery Business and HK Zoom Business are classified within Level 3 as the fair value is measured based on inputs linked to the achievement of certain performance target that are unobservable in the market. The fair value of the redemption rights granted to a non-controlling shareholder and to employees are classified within Level 3 as the fair value is measured based on certain inputs that are unobservable.

The carrying value of the fixed-rate time deposits approximates fair value due to its short-term nature and low credit risks.

The Group measures certain financial assets, including loans receivable, other investments stated at cost and equity method investments, at fair value on a nonrecurring basis only if an impairment loss were to be recognized. The Group’s non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired.

For the year ended December 31, 2014, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2014 using
	Total Fair Value at December 31, 2014	Total fair value at December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale securities	141,031	22,730	62,653	—	78,378
Total assets measured at fair value	141,031	22,730	62,653	—	78,378
Redemption right granted to a noncontrolling shareholder	—	—	—	—	—
Redemption right granted to employees	—	—	—	—	—
Payable for contingent consideration	53,592	8,638	—	—	53,592
Total liabilities measured at fair value	53,592	8,638	—	—	53,592

For the year ended December 31, 2013, assets and liabilities measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2013 using
	Total Fair Value at December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale securities	61,683	55,780	—	5,903
Total assets measured at fair value	61,683	55,780	—	5,903
Redemption right granted to a noncontrolling shareholder	3,551	—	—	3,551
Redemption right granted to employees	799	—	—	799
Payable for contingent consideration	11,974	—	—	11,974
Total liabilities measured at fair value	16,324	—	—	16,324

There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2013 and 2014.

The Company has measured (i) the available-for-sale debt securities (ii) the contingent consideration payable and (iii) the redemption right granted to employees at fair values on a recurring basis using significant unobservable inputs (Level 3) as of the year ended December 31, 2014. The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Valuation techniques	Unobservable inputs	Estimation	Change in unobservable inputs	Change in fair value
Available-for-sale debt security - Trustlook	Guideline company method and business enterprise value allocation method	•Enterprise value	US$5,865	Increase / (decrease)	Increase/ (decrease)
		•Discount for lack of marketability	20%	Increase / (decrease)	Decrease / (Increase)
		•Volatility	40.5%	Increase / (decrease)	Decrease / (Increase)

Available-for-sale debt security - NDP	Probability expected return method	•Discount for lack of marketability	3.81%	Increase / (decrease)	Decrease / (increase)
		•Probability of conversion	70%	Increase / (decrease)	Increase / (decrease)

Contingent consideration payable	Discount cash flow method	•Performance target	34%-99%	Increase / (decrease)	Increase / (decrease)
		•Discount rate	10%-12.3%	Increase / (decrease)	Decrease / (increase)

Redemption right granted to employees	Binomial tree model	•Volatility	50%	Increase / (decrease)	Increase / (decrease)

The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012, 2013 and 2014:

	Redemption right granted to a noncontrolling interest shareholder	Redemption right granted to employees	Contingent consideration payable	Available– for-sales debt securities
	RMB	RMB	RMB	RMB

Balance as of December 31, 2012	—	—	2,906	—
Recognized during the year	14,697	799	11,167	6,097
Realized or unrealized loss	(11,146)	—	1,067	(194)
Settlement	—	—	(3,000)	—
Foreign exchange translation adjustments	—	—	(166)	—

Balance as of December 31, 2013	3,551	799	11,974	5,903
Recognized during the year	—	—	32,953	61,548
Realized or unrealized loss	(3,576)	(799)	13,749	11,308
Settlement	—	—	(4,923)	—
Foreign exchange translation adjustments	25	—	(161)	(381)

Balance as of December 31, 2014	—	—	53,592	78,378
Balance as of December 31, 2014 in US$	—	—	8,638	12,633

Realized or unrealized losses in the available-for-sale debt securities, the contingent consideration payable, redemption right granted to a noncontrolling shareholder, redemption right granted to employees were recorded as “Changes in fair value of available-for-sale security”, “Changes in fair value of contingent consideration”, “Change in fair value of redemption right granted to a noncontrolling shareholder” and “Changes in fair value of put option granted to employees”, respectively, in the consolidated statements of comprehensive income.